Investment Portfolioas of March 31, 2026 (Unaudited)
DWS Equity 500 Index VIP
	Shares	Value ($)

Common Stocks 99.1%
Communication Services 10.2%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	96,713	2,803,710
Comcast Corp. "A"	49,564	1,422,982
Verizon Communications, Inc.	58,264	2,924,853
		7,151,545
Entertainment 1.3%
Electronic Arts, Inc.	3,117	635,463
Live Nation Entertainment, Inc.*	2,182	332,777
Netflix, Inc.*	58,327	5,608,141
Take-Two Interactive Software, Inc.*	2,405	474,988
TKO Group Holdings, Inc.	911	183,703
Walt Disney Co.	24,473	2,358,708
Warner Bros Discovery, Inc.*	34,238	940,175
		10,533,955
Interactive Media & Services 7.6%
Alphabet, Inc. "A"	80,420	23,125,575
Alphabet, Inc. "C"	64,614	18,535,172
Meta Platforms, Inc. "A"	30,215	17,286,908
		58,947,655
Media 0.2%
Charter Communications, Inc. "A"*	1,189	256,681
EchoStar Corp. "A"*	1,859	217,633
Fox Corp. "A"	2,759	161,126
Fox Corp. "B"	1,972	104,713
News Corp. "A"	5,109	127,367
News Corp. "B"	1,693	48,268
Omnicom Group, Inc.	4,348	327,448
Paramount Skydance Corp. "B" (a)	4,114	37,108
Trade Desk, Inc. "A"*	6,150	139,544
		1,419,888
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	6,545	1,374,646
Consumer Discretionary 9.8%
Automobile Components 0.0%
Aptiv PLC*	2,940	204,154
Automobiles 2.1%
Ford Motor Co.	54,118	624,522
General Motors Co.	12,492	930,654
Tesla, Inc.*	38,853	14,443,603
		15,998,779

Broadline Retail 3.7%
Amazon.com, Inc.*	134,950	28,106,037
eBay, Inc.	6,254	569,239
		28,675,276
Distributors 0.0%
Genuine Parts Co.	1,921	203,146
Pool Corp.	452	91,453
		294,599
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc. "A"*	5,850	738,738
Booking Holdings, Inc.	445	1,873,592
Carnival Corp.	15,883	411,052
Chipotle Mexican Grill, Inc.*	17,984	575,668
Darden Restaurants, Inc.	1,590	311,704
Domino's Pizza, Inc.	429	153,921
DoorDash, Inc. "A"*	5,163	775,224
Expedia Group, Inc.	1,616	373,118
Hilton Worldwide Holdings, Inc.	3,169	963,630
Las Vegas Sands Corp.	4,178	225,111
Marriott International, Inc. "A"	3,039	993,966
McDonald's Corp.	9,839	3,057,863
MGM Resorts International*	2,649	98,039
Norwegian Cruise Line Holdings Ltd.*	6,286	117,548
Royal Caribbean Cruises Ltd.	3,475	956,251
Starbucks Corp.	15,746	1,410,684
Wynn Resorts Ltd.	1,166	118,407
Yum! Brands, Inc.	3,839	596,888
		13,751,404
Household Durables 0.2%
D.R. Horton, Inc.	3,724	511,007
Garmin Ltd.	2,258	523,879
Lennar Corp. "A"	2,978	258,609
NVR, Inc.*	39	257,003
PulteGroup, Inc.	2,660	312,843
		1,863,341
Leisure Products 0.0%
Hasbro, Inc.	1,839	172,130
Specialty Retail 1.7%
AutoZone, Inc.*	229	773,512
Best Buy Co., Inc.	2,691	172,762
Carvana Co.*	1,953	613,984
Home Depot, Inc.	13,754	4,523,553
Lowe's Companies, Inc.	7,750	1,831,170
O'Reilly Automotive, Inc.*	11,631	1,073,658
Ross Stores, Inc.	4,469	968,119
TJX Companies, Inc.	15,342	2,450,117
Tractor Supply Co.	7,296	330,509
Ulta Beauty, Inc.*	613	320,421
Williams-Sonoma, Inc.	1,648	300,480
		13,358,285
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.*	1,983	198,478
Lululemon Athletica, Inc.*	1,473	225,516
NIKE, Inc. "B"	16,451	868,942

Ralph Lauren Corp.	535	184,035
Tapestry, Inc.	2,802	395,390
		1,872,361
Consumer Staples 5.2%
Beverages 1.1%
Brown-Forman Corp. "B" (a)	2,441	64,540
Coca-Cola Co.	53,472	4,066,546
Constellation Brands, Inc. "A"	1,937	290,550
Keurig Dr Pepper, Inc.	18,752	493,740
Molson Coors Beverage Co. "B"	2,301	99,081
Monster Beverage Corp.*	9,879	715,832
PepsiCo, Inc.	18,877	2,931,409
		8,661,698
Consumer Staples Distribution & Retail 2.1%
Costco Wholesale Corp.	6,131	6,109,112
Dollar General Corp.	3,044	361,414
Dollar Tree, Inc.*	2,554	279,689
Kroger Co.	8,042	581,919
Sysco Corp.	6,614	471,777
Target Corp.	6,265	759,318
Walmart, Inc.	60,553	7,525,527
		16,088,756
Food Products 0.5%
Archer-Daniels-Midland Co.	6,622	481,353
Bunge Global SA	1,880	239,136
Conagra Brands, Inc.	6,731	105,811
General Mills, Inc.	7,358	273,865
Hormel Foods Corp.	4,000	90,600
Kraft Heinz Co.	11,762	264,527
McCormick & Co., Inc.	3,495	176,288
Mondelez International, Inc. "A"	17,700	1,020,228
The Campbell's Co. (a)	2,688	59,862
The Hershey Co.	2,046	425,343
The J.M. Smucker Co.	1,471	141,863
Tyson Foods, Inc. "A"	3,892	249,361
		3,528,237
Household Products 0.8%
Church & Dwight Co., Inc.	3,258	304,036
Clorox Co.	1,668	172,855
Colgate-Palmolive Co.	11,133	948,866
Kimberly-Clark Corp.	4,583	442,122
Procter & Gamble Co.	32,100	4,636,524
		6,504,403
Personal Care Products 0.1%
Estee Lauder Companies, Inc. "A"	3,434	246,458
Kenvue, Inc.	26,462	456,205
		702,663
Tobacco 0.6%
Altria Group, Inc.	23,189	1,530,242
Philip Morris International, Inc.	21,504	3,555,471
		5,085,713

Energy 4.0%
Energy Equipment & Services 0.3%
Baker Hughes Co.	13,678	835,042
Halliburton Co.	11,537	449,828
SLB Ltd.	20,690	1,063,259
		2,348,129
Oil, Gas & Consumable Fuels 3.7%
APA Corp.	4,892	207,616
Chevron Corp.	25,895	5,357,675
ConocoPhillips	16,926	2,234,232
Coterra Energy, Inc.	10,408	365,737
Devon Energy Corp.	8,566	431,041
Diamondback Energy, Inc.	2,681	530,275
EOG Resources, Inc.	7,497	1,083,841
EQT Corp.	8,620	548,577
Expand Energy Corp.	3,291	361,286
Exxon Mobil Corp.	57,731	9,794,641
Kinder Morgan, Inc.	27,052	907,054
Marathon Petroleum Corp.	4,075	995,034
Occidental Petroleum Corp.	9,936	645,840
ONEOK, Inc.	8,674	784,043
Phillips 66	5,565	1,013,832
Targa Resources Corp.	2,966	743,665
Texas Pacific Land Corp.	800	379,648
Valero Energy Corp.	4,213	1,040,948
Williams Companies, Inc.	16,874	1,228,090
		28,653,075
Financials 12.5%
Banks 3.5%
Bank of America Corp.	91,669	4,468,864
Citigroup, Inc.	24,142	2,737,944
Citizens Financial Group, Inc.	5,859	351,364
Fifth Third Bancorp.	12,407	576,429
Huntington Bancshares, Inc.	28,026	438,607
JPMorgan Chase & Co.	37,248	10,956,872
KeyCorp.	12,910	258,846
M&T Bank Corp.	2,095	433,078
PNC Financial Services Group, Inc.	5,579	1,160,934
Regions Financial Corp.	11,967	312,578
Truist Financial Corp.	17,431	801,303
U.S. Bancorp.	21,472	1,116,759
Wells Fargo & Co.	42,722	3,401,098
		27,014,676
Capital Markets 3.2%
Ameriprise Financial, Inc.	1,261	560,388
ARES Management Corp. "A"	2,845	310,390
Bank of New York Mellon Corp.	9,509	1,128,053
Blackrock, Inc.	1,993	1,916,688
Blackstone, Inc.	10,341	1,189,112
Cboe Global Markets, Inc.	1,450	407,551
Charles Schwab Corp.	23,076	2,168,682
CME Group, Inc.	4,982	1,471,434
Coinbase Global, Inc. "A"*	3,081	537,973
FactSet Research Systems, Inc.	512	111,099

Franklin Resources, Inc.	4,295	101,448
Interactive Brokers Group, Inc. "A"	6,152	412,615
Intercontinental Exchange, Inc.	7,845	1,233,862
Invesco Ltd.	6,196	150,501
KKR & Co., Inc.	9,481	876,992
Moody's Corp.	2,120	924,850
Morgan Stanley	16,623	2,735,647
MSCI, Inc.	1,015	547,095
Nasdaq, Inc.	6,204	526,658
Northern Trust Corp.	2,583	360,509
Raymond James Financial, Inc.	2,420	350,392
Robinhood Markets, Inc. "A"*	10,896	755,093
S&P Global, Inc.	4,227	1,797,912
State Street Corp.	3,854	487,762
T. Rowe Price Group, Inc.	3,017	271,952
The Goldman Sachs Group, Inc.	4,146	3,507,475
		24,842,133
Consumer Finance 0.5%
American Express Co.	7,398	2,237,747
Capital One Financial Corp.	8,634	1,575,100
Synchrony Financial	4,797	326,292
		4,139,139
Financial Services 3.6%
Apollo Global Management, Inc.	6,414	714,648
Berkshire Hathaway, Inc. "B"*	25,332	12,139,095
Block, Inc.*	7,566	455,322
Corpay, Inc.*	967	281,387
Fidelity National Information Services, Inc.	7,156	335,688
Fiserv, Inc.*	7,430	414,594
Global Payments, Inc.	3,288	221,282
Jack Henry & Associates, Inc.	993	156,934
Mastercard, Inc. "A"	11,252	5,622,174
PayPal Holdings, Inc.	12,718	575,235
Visa, Inc. "A"	23,225	7,019,524
		27,935,883
Insurance 1.7%
Aflac, Inc.	6,456	708,288
Allstate Corp.	3,593	744,973
American International Group, Inc.	7,412	557,753
Aon PLC "A"	2,964	956,720
Arch Capital Group Ltd.*	4,937	473,903
Arthur J. Gallagher & Co.	3,555	769,942
Assurant, Inc.	700	152,467
Brown & Brown, Inc.	4,042	263,579
Chubb Ltd.	5,025	1,637,798
Cincinnati Financial Corp.	2,155	339,089
Erie Indemnity Co. "A"	347	87,204
Everest Group Ltd.	562	183,690
Globe Life, Inc.	1,101	153,226
Hartford Insurance Group, Inc.	3,858	521,717
Loews Corp.	2,334	249,131
Marsh & McLennan Companies, Inc.	6,688	1,160,034
MetLife, Inc.	7,595	537,118
Principal Financial Group, Inc.	2,737	246,631
Progressive Corp.	8,095	1,604,753
Prudential Financial, Inc.	4,812	470,084
Travelers Companies, Inc.	2,988	871,540

W.R. Berkley Corp.	4,117	272,875
Willis Towers Watson PLC	1,313	381,689
		13,344,204
Health Care 9.4%
Biotechnology 1.8%
AbbVie, Inc.	24,416	5,310,236
Amgen, Inc.	7,438	2,617,060
Biogen, Inc.*	2,024	371,060
Gilead Sciences, Inc.	17,139	2,388,662
Incyte Corp.*	2,305	216,947
Moderna, Inc.*	4,802	243,942
Regeneron Pharmaceuticals, Inc.	1,392	1,075,515
Vertex Pharmaceuticals, Inc.*	3,508	1,566,462
		13,789,884
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	24,023	2,466,441
Align Technology, Inc.*	932	159,773
Baxter International, Inc.	7,101	119,297
Becton Dickinson & Co.	3,933	618,386
Boston Scientific Corp.*	20,485	1,285,434
Dexcom, Inc.*	5,315	333,782
Edwards Lifesciences Corp.*	8,014	641,761
GE HealthCare Technologies, Inc.	6,277	446,797
Hologic, Inc.*	3,092	233,724
IDEXX Laboratories, Inc.*	1,104	620,327
Insulet Corp.*	971	203,755
Intuitive Surgical, Inc.*	4,906	2,261,617
Medtronic PLC	17,709	1,534,485
ResMed, Inc.	2,012	451,654
Solventum Corp.*	2,024	132,167
STERIS PLC	1,353	299,189
Stryker Corp.	4,758	1,563,431
The Cooper Companies, Inc.*	2,703	193,264
Zimmer Biomet Holdings, Inc.	2,737	247,479
		13,812,763
Health Care Providers & Services 1.5%
Cardinal Health, Inc.	3,250	686,757
Cencora, Inc.	2,688	844,408
Centene Corp.*	6,451	211,206
Cigna Group	3,639	970,703
CVS Health Corp.	17,576	1,262,308
DaVita, Inc.*	462	71,005
Elevance Health, Inc.	3,048	892,302
HCA Healthcare, Inc.	2,163	1,023,618
Henry Schein, Inc.*	1,381	101,780
Humana, Inc.	1,666	288,868
Labcorp Holdings, Inc.	1,145	305,497
McKesson Corp.	1,692	1,464,189
Quest Diagnostics, Inc.	1,520	297,890
UnitedHealth Group, Inc.	12,513	3,385,893
Universal Health Services, Inc. "B"	765	136,912
		11,943,336
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	3,907	445,320
Bio-Techne Corp.	2,199	114,920

Charles River Laboratories International, Inc.*	692	119,370
Danaher Corp.	8,690	1,647,624
IQVIA Holdings, Inc.*	2,342	399,405
Mettler-Toledo International, Inc.*	280	353,136
Revvity, Inc.	1,567	137,285
Thermo Fisher Scientific, Inc.	5,191	2,551,532
Waters Corp.*	1,354	403,221
West Pharmaceutical Services, Inc.	993	248,885
		6,420,698
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	28,132	1,706,206
Eli Lilly & Co.	10,947	10,068,722
Johnson & Johnson	33,291	8,137,652
Merck & Co., Inc.	34,287	4,124,383
Pfizer, Inc.	78,542	2,205,460
Viatris, Inc.	15,904	214,863
Zoetis, Inc.	5,830	689,164
		27,146,450
Industrials 8.9%
Aerospace & Defense 2.3%
Axon Enterprise, Inc.*	1,090	462,912
Boeing Co.*	10,848	2,159,077
GE Aerospace	14,489	4,111,544
General Dynamics Corp.	3,506	1,203,329
Howmet Aerospace, Inc.	5,539	1,276,518
Huntington Ingalls Industries, Inc.	542	205,906
L3Harris Technologies, Inc.	2,580	890,487
Lockheed Martin Corp.	2,797	1,690,479
Northrop Grumman Corp.	1,843	1,257,368
RTX Corp.	18,544	3,577,138
Textron, Inc.	2,403	210,407
TransDigm Group, Inc.	780	903,989
		17,949,154
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	1,645	273,185
Expeditors International of Washington, Inc.	1,850	264,975
FedEx Corp.	2,988	1,064,266
United Parcel Service, Inc. "B"	10,207	1,004,165
		2,606,591
Building Products 0.5%
A.O. Smith Corp.	1,538	101,416
Allegion PLC	1,200	174,348
Builders FirstSource, Inc.*	1,547	127,365
Carrier Global Corp.	10,848	610,851
Johnson Controls International PLC	8,473	1,109,539
Lennox International, Inc.	440	204,217
Masco Corp.	2,806	169,398
Trane Technologies PLC	3,057	1,273,974
		3,771,108
Commercial Services & Supplies 0.4%
Cintas Corp.	4,694	793,943
Copart, Inc.*	12,295	408,194
Republic Services, Inc.	2,787	610,409
Rollins, Inc.	4,062	216,952

Veralto Corp.	3,453	305,314
Waste Management, Inc.	5,128	1,178,363
		3,513,175
Construction & Engineering 0.3%
Comfort Systems USA, Inc.	486	670,189
EMCOR Group, Inc.	618	456,276
Quanta Services, Inc.	2,060	1,130,981
		2,257,446
Electrical Equipment 1.2%
AMETEK, Inc.	3,179	681,451
Eaton Corp. PLC	5,364	1,918,542
Emerson Electric Co.	7,771	1,018,156
GE Vernova, Inc.	3,723	3,249,807
Generac Holdings, Inc.*	810	158,217
Hubbell, Inc.	733	359,712
Rockwell Automation, Inc.	1,551	556,623
Vertiv Holdings Co. "A"	5,285	1,324,315
		9,266,823
Ground Transportation 0.8%
CSX Corp.	25,684	1,054,328
J.B. Hunt Transport Services, Inc.	1,040	220,376
Norfolk Southern Corp.	3,101	889,987
Old Dominion Freight Line, Inc.	2,540	496,316
Uber Technologies, Inc.*	28,430	2,044,970
Union Pacific Corp.	8,197	1,988,756
		6,694,733
Industrial Conglomerates 0.4%
3M Co.	7,275	1,056,548
Honeywell International, Inc.	8,770	1,982,283
		3,038,831
Machinery 1.8%
Caterpillar, Inc.	6,427	4,553,272
Cummins, Inc.	1,908	1,026,542
Deere & Co.	3,482	1,961,411
Dover Corp.	1,859	387,509
Fortive Corp.	4,317	238,644
IDEX Corp.	1,030	195,236
Illinois Tool Works, Inc.	3,620	942,250
Ingersoll Rand, Inc.	4,908	393,229
Nordson Corp.	728	193,692
Otis Worldwide Corp.	5,367	413,688
PACCAR, Inc.	7,256	838,068
Parker-Hannifin Corp.	1,743	1,560,403
Pentair PLC	2,256	196,520
Snap-on, Inc.	723	262,608
Stanley Black & Decker, Inc.	2,142	152,211
Westinghouse Air Brake Technologies Corp.	2,350	587,288
Xylem, Inc.	3,362	401,759
		14,304,330
Passenger Airlines 0.2%
Delta Air Lines, Inc.	8,996	598,054
Southwest Airlines Co.	6,788	255,025
United Airlines Holdings, Inc.*	4,478	412,290
		1,265,369
Professional Services 0.4%
Automatic Data Processing, Inc.	5,565	1,130,697

Broadridge Financial Solutions, Inc.	1,617	262,730
Equifax, Inc.	1,664	299,636
Jacobs Solutions, Inc.	1,621	206,321
Leidos Holdings, Inc.	1,767	274,804
Paychex, Inc.	4,470	411,776
Verisk Analytics, Inc.	1,925	365,269
		2,951,233
Trading Companies & Distributors 0.3%
Fastenal Co.	15,856	735,719
United Rentals, Inc.	870	633,847
W.W. Grainger, Inc.	605	659,940
		2,029,506
Information Technology 32.6%
Communications Equipment 1.1%
Arista Networks, Inc.*	14,258	1,750,597
Ciena Corp.*	1,946	755,496
Cisco Systems, Inc.	54,581	4,234,940
F5, Inc.*	780	225,678
Lumentum Holdings, Inc.*	986	692,921
Motorola Solutions, Inc.	2,289	993,357
		8,652,989
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp. "A"	16,976	2,144,918
CDW Corp.	1,817	219,893
Coherent Corp.*	2,589	616,726
Corning, Inc.	10,783	1,466,165
Jabil, Inc.	1,462	388,351
Keysight Technologies, Inc.*	2,369	668,935
TE Connectivity PLC	4,063	849,248
Teledyne Technologies, Inc.*	648	392,046
Zebra Technologies Corp. "A"*	679	141,965
		6,888,247
IT Services 0.8%
Accenture PLC "A"	8,500	1,685,465
Akamai Technologies, Inc.*	1,988	228,322
Cognizant Technology Solutions Corp. "A"	6,607	405,339
EPAM Systems, Inc.*	773	104,664
Gartner, Inc.*	963	152,481
GoDaddy, Inc. "A"*	1,866	154,262
International Business Machines Corp.	12,914	3,130,225
VeriSign, Inc.	1,141	283,379
		6,144,137
Semiconductors & Semiconductor Equipment 14.3%
Advanced Micro Devices, Inc.*	22,525	4,582,261
Analog Devices, Inc.	6,750	2,147,445
Applied Materials, Inc.	10,965	3,747,727
Broadcom, Inc.	65,498	20,272,286
First Solar, Inc.*	1,482	292,339
Intel Corp.*	64,862	2,862,360
KLA Corp.	1,811	2,666,535
Lam Research Corp.	17,250	3,685,635
Microchip Technology, Inc.	7,473	482,831
Micron Technology, Inc.	15,548	5,252,736
Monolithic Power Systems, Inc.	673	735,825
NVIDIA Corp.	335,691	58,544,510

NXP Semiconductors NV	3,479	684,876
ON Semiconductor Corp.*	5,440	336,845
Qnity Electronics, Inc.	2,893	333,794
QUALCOMM, Inc.	14,739	1,898,089
Skyworks Solutions, Inc.	2,062	110,420
Teradyne, Inc.	2,163	641,243
Texas Instruments, Inc.	12,537	2,433,933
		111,711,690
Software 8.2%
Adobe, Inc.*	5,670	1,378,263
AppLovin Corp. "A"*	3,744	1,490,112
Autodesk, Inc.*	2,929	701,202
Cadence Design Systems, Inc.*	3,760	1,044,791
Crowdstrike Holdings, Inc. "A"*	3,483	1,359,798
Datadog, Inc. "A"*	4,535	535,357
Fair Isaac Corp.*	328	350,153
Fortinet, Inc.*	8,732	713,579
Gen Digital, Inc.	7,605	143,202
Intuit, Inc.	3,844	1,662,069
Microsoft Corp.	102,582	37,972,779
Oracle Corp.	23,426	3,446,199
Palantir Technologies, Inc. "A"*	31,557	4,616,158
Palo Alto Networks, Inc.*	11,163	1,789,652
PTC, Inc.*	1,643	234,111
Roper Technologies, Inc.	1,472	520,882
Salesforce, Inc.	12,944	2,416,256
ServiceNow, Inc.*	14,449	1,510,643
Synopsys, Inc.*	2,643	1,047,897
Trimble, Inc.*	3,277	213,759
Tyler Technologies, Inc.*	594	203,374
Workday, Inc. "A"*	2,941	382,095
		63,732,331
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	202,807	51,470,388
Dell Technologies, Inc. "C"	4,105	673,754
Hewlett Packard Enterprise Co.	18,341	436,699
HP, Inc.	12,657	243,141
NetApp, Inc.	2,730	279,525
Sandisk Corp.*	2,039	1,295,458
Seagate Technology Holdings PLC	3,012	1,179,981
Super Micro Computer, Inc.*	7,025	159,959
Western Digital Corp.	4,683	1,266,705
		57,005,610
Materials 2.1%
Chemicals 1.2%
Air Products & Chemicals, Inc.	3,070	891,804
Albemarle Corp.	1,627	292,095
CF Industries Holdings, Inc.	2,150	279,156
Corteva, Inc.	9,318	780,010
Dow, Inc.	9,907	412,627
DuPont de Nemours, Inc.	5,653	258,907
Ecolab, Inc.	3,530	939,051
International Flavors & Fragrances, Inc.	3,530	256,101
Linde PLC	6,448	3,196,660
LyondellBasell Industries NV "A"	3,555	286,391
Mosaic Co.	4,375	111,563

PPG Industries, Inc.	3,093	330,580
Sherwin-Williams Co.	3,192	1,023,196
		9,058,141
Construction Materials 0.2%
CRH PLC	9,268	974,252
Martin Marietta Materials, Inc.	830	488,604
Vulcan Materials Co.	1,822	496,131
		1,958,987
Containers & Packaging 0.2%
Amcor PLC	6,378	253,526
Avery Dennison Corp.	1,082	186,840
Ball Corp.	3,694	218,352
International Paper Co.	7,289	260,217
Packaging Corp. of America	1,232	261,455
Smurfit Westrock PLC	7,211	287,358
		1,467,748
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	19,858	1,167,253
Newmont Corp.	15,060	1,630,245
Nucor Corp.	3,173	536,555
Steel Dynamics, Inc.	1,895	341,100
		3,675,153
Real Estate 1.9%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	2,151	99,849
Healthpeak Properties, Inc.	9,605	157,810
Ventas, Inc.	6,540	534,841
Welltower, Inc.	9,639	1,905,727
		2,698,227
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	8,827	169,125
Industrial REITs 0.2%
Prologis, Inc.	12,840	1,697,191
Office REITs 0.0%
BXP, Inc.	2,035	105,617
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	4,013	543,601
CoStar Group, Inc.*	5,849	235,949
		779,550
Residential REITs 0.2%
AvalonBay Communities, Inc.	1,953	319,023
Camden Property Trust	1,421	138,775
Equity Residential	4,743	280,548
Essex Property Trust, Inc.	899	217,558
Invitation Homes, Inc.	7,808	194,029
Mid-America Apartment Communities, Inc.	1,629	198,933
UDR, Inc.	4,222	142,619
		1,491,485
Retail REITs 0.3%
Federal Realty Investment Trust	1,079	114,601
Kimco Realty Corp.	9,315	209,308

Realty Income Corp.	12,691	776,435
Regency Centers Corp.	2,289	173,186
Simon Property Group, Inc.	4,494	838,266
		2,111,796
Specialized REITs 0.8%
American Tower Corp.	6,475	1,117,456
Crown Castle, Inc.	5,990	487,047
Digital Realty Trust, Inc.	4,464	804,457
Equinix, Inc.	1,357	1,330,186
Extra Space Storage, Inc.	2,932	384,473
Iron Mountain, Inc.	4,087	417,446
Public Storage	2,176	589,435
SBA Communications Corp.	1,472	253,346
VICI Properties, Inc.	14,769	403,489
Weyerhaeuser Co.	9,996	244,202
		6,031,537
Utilities 2.5%
Electric Utilities 1.7%
Alliant Energy Corp.	3,551	254,820
American Electric Power Co., Inc.	7,474	979,692
Constellation Energy Corp.	4,305	1,202,171
Duke Energy Corp.	10,746	1,407,081
Edison International	5,316	389,025
Entergy Corp.	6,247	701,913
Evergy, Inc.	3,204	262,472
Eversource Energy	5,183	359,078
Exelon Corp.	14,135	692,898
FirstEnergy Corp.	7,192	364,347
NextEra Energy, Inc.	28,770	2,672,157
NRG Energy, Inc.	2,934	428,775
PG&E Corp.	30,362	533,460
Pinnacle West Capital Corp.	1,644	165,633
PPL Corp.	10,217	390,289
Southern Co.	15,216	1,468,648
Xcel Energy, Inc.	8,165	648,628
		12,921,087
Gas Utilities 0.0%
Atmos Energy Corp.	2,284	421,900
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	9,834	138,561
Vistra Corp.	4,399	661,302
		799,863
Multi-Utilities 0.7%
Ameren Corp.	3,814	419,235
CenterPoint Energy, Inc.	9,024	389,476
CMS Energy Corp.	4,230	328,164
Consolidated Edison, Inc.	4,986	564,316
Dominion Energy, Inc.	11,776	727,992
DTE Energy Co.	2,871	419,798
NiSource, Inc.	6,614	308,609
Public Service Enterprise Group, Inc.	6,879	556,855
Sempra	9,014	875,890
WEC Energy Group, Inc.	4,494	520,270
		5,110,605

Water Utilities 0.0%
American Water Works Co., Inc.	2,695	366,763
Total Common Stocks (Cost $249,208,869)		772,227,936

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.554% (b), 5/7/2026 (c) (Cost $692,487)	695,000	692,468

	Shares	Value ($)

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (d) (e) (Cost $103,325)	103,325	103,325

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $8,126,085)	8,126,085	8,126,085

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $258,130,766)	100.2	781,149,814
Other Assets and Liabilities, Net	(0.2)	(1,793,867)
Net Assets	100.0	779,355,947
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (d) (e)
212,300	—	108,975 (f)	—	—	66	—	103,325	103,325
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 3.66% (d)
2,506,646	58,934,485	53,315,046	—	—	33,318	—	8,126,085	8,126,085
2,718,946	58,934,485	53,424,021	—	—	33,384	—	8,229,410	8,229,410

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $158,340, which is 0.02% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At March 31, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $58,825.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At March 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
E-Mini S&P 500 Index	USD	6/18/2026	27	8,946,723	8,870,513	(76,210)
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$772,227,936	$—	$—	$772,227,936
Government & Agency Obligations	—	692,468	—	692,468
Short-Term Investments (a)	8,229,410	—	—	8,229,410
Total	$780,457,346	$692,468	$—	$781,149,814

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(76,210)	$—	$—	$(76,210)
Total	$(76,210)	$—	$—	$(76,210)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
vit-equ500-PH1